Concentration and Risks (Tables)	12 Months Ended
Jun. 30, 2025
Concentration and Risks [Abstract]
Schedule of Net Accounts Receivable	There were four and three customers individually accounted for more than 10% of the Group’s net accounts receivable as of June 30, 2024 and 2025, respectively.
	As of June 30,
Accounts receivables, net	2024	2025

Customer A**	21.2%	*
Customer B	24.6%	*
Customer C	23.7%	*
Customer D	10.9%	*
Customer E	*	21.0%
Customer F	*	19.4%
Customer G	*	14.8%

*	The percentage was below 10% for the period.
**	Customer A is Beijing Baichuan Insurance Brokerage Co., Ltd., a related party of the Group, from which the gross accounts receivable for enterprise services were RMB4,488 and nil as of June 30, 2024 and 2025, respectively, which were recorded in “Amounts due from related parties”, and represents 21.2% and nil of all accounts receivables from third parties and related parties as of June 30, 2024 and 2025, respectively.